Schedule of Contract Liabilities (Details) - USD ($)	9 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Subsidiary or Equity Method Investee [Line Items]
Total contract liabilities
Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Contract liabilities beginning balance	156,550	$ 135,150
Billings and cash receipts on uncompleted contracts	159,465	325,048
Less: revenues recognized during the period	(55,575)	(157,525)
Total contract liabilities	260,440	$ 302,672
Contract liabilities beginning balance				$ 135,150
Billings and cash receipts on uncompleted contracts				325,048	281,012
Less: revenues recognized during the period				(303,648)	(145,862)
Total contract liabilities	$ 260,440			$ 156,550	$ 135,150